Leases (Details) - Schedule of Company’s Lease Liabilities Under the Remaining Operating Leases - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Schedule of company’s lease liabilities under the remaining operating leases [Abstract]
2024		$ 40,838
2025		23,217
Total undiscounted lease payments	35,191	64,055
Less imputed interest	(817)	(1,745)
Total lease liabilities	$ 34,374	$ 62,310